Loans to Third Parties (Details) ¥ in Millions		1 Months Ended			12 Months Ended
	Feb. 10, 2020 USD ($)	Dec. 28, 2020 USD ($)	Dec. 16, 2020 USD ($)	Dec. 26, 2019	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 16, 2020 CNY (¥)	Feb. 10, 2020 CNY (¥)	Dec. 31, 2019 USD ($)
Loans to Third Parties (Details) [Line Items]
Loans to third parties		$ 10,500,000			$ 1,915,709				$ 5,307,535
Loan amount					711,023
Taiding [Member]
Loans to Third Parties (Details) [Line Items]
Loans to third parties	$ 306,514	$ 1,609,195			$ 1,723,692	¥ 12		¥ 2
Loans earning interest percentage	18.00%				1.20%	1.20%		18.00%
Loans due date	Jun. 10, 2021				Jan. 10, 2020
Taiding [Member]
Loans to Third Parties (Details) [Line Items]
Loans earning interest percentage				7.00%
Loans due date		Dec. 28, 2020		Dec. 25, 2020
Loan amount					$ 4,950,000
Fintech [Member]
Loans to Third Parties (Details) [Line Items]
Loans to third parties			$ 2,872,820				¥ 20
Loans earning interest percentage			4.80%				4.80%
Loans due date			Dec. 09, 2024